SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Unrealized gains or losses on available-for-sale securities	$ 0	$ 0	$ 0
Other-than-temporary impairment losses		0	0	$ 0
Membership fees and prepaid flight time included accounts receivable and deferred revenue	1,400,000	200,000		1,400,000
Allowance for credit losses	2,300,000	1,500,000
Inventories reserve	29,000	21,000		29,000
Goodwill	$ 400,160,000	3,732,000	0	$ 400,160,000	$ 437,376,000
Number of Reporting Units | item	1
Percentage of original assets purchase price	50.00%			50.00%
Impairment to long-lived assets	$ 0
Restricted Cash	12,100,000	12,400,000		$ 12,100,000
Flight Related Services Cost	1,400,000	1,500,000	1,700,000
Cumulative deferred tax asset	800,000	800,000		$ 800,000
Sales and marketing expense	$ 7,200,000	$ 5,000,000.0	$ 5,400,000
WUPJ
Property, Plant and Equipment [Line Items]
Acquisition Effective Terms	24 months
Minimum
Property, Plant and Equipment [Line Items]
Agreement lease original terms	3 years			3 years
Maximum
Property, Plant and Equipment [Line Items]
Agreement lease original terms	5 years			5 years
Revenue | Customer Concentration Risk | Customer
Property, Plant and Equipment [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
accounts receivable | Customer Concentration Risk | Customer
Property, Plant and Equipment [Line Items]
Concentration Risk, Percentage	10.00%
accounts receivable | Customer Concentration Risk | one customer
Property, Plant and Equipment [Line Items]
Concentration Risk, Percentage		16.20%
Aircraft
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years
Aircraft | Minimum
Property, Plant and Equipment [Line Items]
Agreement lease original terms	10 years			10 years
Aircraft | Maximum
Property, Plant and Equipment [Line Items]
Agreement lease original terms	15 years			15 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Buildings and improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	27 years
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Tooling
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	10 years
Software development costs
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Credit Facility
Property, Plant and Equipment [Line Items]
Restricted Cash	$ 10,000,000.0			$ 10,000,000.0
Avianis Systems LLC
Property, Plant and Equipment [Line Items]
Goodwill	$ 0			$ 0